Summary of Significant Accounting Policies - Schedule of Revenues (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenues	$ 16,406,402	$ 14,506,363
AI services [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 16,406,402	$ 14,506,363